Sale Leaseback	12 Months Ended
Dec. 31, 2017
Sale Leaseback [Abstract]
SALE LEASEBACK

NOTE 11 – SALE LEASEBACK

(1) In October 2016, The Company has entered into a sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $3,859,068 (RMB 25,112,500), and subsequently leased back the machinery for 24 months for a total amount of approximately $4,020,503 (RMB 26,163,022). The Company was required to make a security deposit of approximately $771,814 (RMB 5,022,500) for the leaseback. The leaseback has been accounted for as a capital lease. The title of the machinery will be transferred back to the Company upon the last payment from the Company. A one-time processing fee of $24,544 (RMB 159,716) was paid by the Company related to this lease. Since the machinery was sold exceeding its carrying value, the Company also recognized a deferred gain of $191,138 (RMB 1,243,810) on this transaction, which will be amortized over 24 months as an income. In addition, unrecognized financing charge of $187,971 (RMB 1,223,203) was recognized for the capital lease, which will be amortized over 24 months as an interest expense.

The minimum payments for the remaining lease term of 11 months from December 31, 2017 to November 3, 2018 are as follows:

Total lease payment	$4,020,518
Less: imputed interest and principal	(2,232,605)
Total current portion of sale leaseback obligation as of December 31, 2017	$1,787,913

Interest expense incurred for the years ended December 31, 2017, 2016 and 2015 amounted to $128,069, $14,858 and $0, respectively.

(2) In May 2017, the Company has entered into another sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $2,719,980 (RMB 17,700,000), and subsequently leased back the machinery for 36 months for a total amount of approximately $2,906,977 (RMB 18,916,864). The Company was required to make a security deposit of approximately $543,996 (RMB 3,540,000) for the leaseback. The leaseback has been accounted for as a capital lease. The title of the machinery will be transferred back to the Company upon the last payment from the Company. A one-time processing fee of $16,320 (RMB 106,200) was paid by the Company related to this lease. Since the machinery was sold under its carrying value, the Company also recognized a deferred loss of $254,928 (RMB 1,658,918) on this transaction, which will be amortized over 36 months as an expense. In addition, unrecognized financing charge of $102,470 (RMB 661,811) was recognized for the capital lease, which will be amortized over 36 months as an interest expense.

The minimum payments for the remaining lease term of 29 months from December 31, 2017 to May 18, 2020 are as follows:

Total lease payment	$2,906,977
Less: imputed interest and principal	(567,600)
Total sale leaseback obligation as of December 31, 2017	2,339,377
Less: current portion of sale leaseback obligation	(968,018)
Long term payable - sale leaseback as of December 31, 2017	$1,371,359

According to the sale leaseback agreement, future obligations for payments of sale leaseback are as below:

Twelve months ended December 31, 2017
2018	$968,018
2019	968,018
Thereafter	403,341
Total	$2,339,377

Interest expense incurred for the years ended December 31, 2017, 2016 and 2015 amounted to $64,231, $0 and $0, respectively.